Variable Interest Entities, Additional Information (Detail) (CNY)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 PW Network	Dec. 31, 2011 PW Literature	Dec. 31, 2011 Trendsters Investment	Feb. 02, 2012 Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)
Variable Interest Entity [Line Items]
Aggregate value related to a court order					500,000
The percentage of VIE's equity interest owned by a related party					33.30%
Maximum amount of transaction allowed without consent		400,000
Option to purchase equity interest, maximum amount		10,000
Interest-free loan			500,000	500,000
Fees paid by VIEs, minimum percentage of revenues generated	0.45
Fees paid by VIEs, maximum percentage of revenues generated	0.66
Fees paid by VIEs, amount	1,229,855,500